INCOME TAX EXPENSE - Components of deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Deferred tax assets	$ 326.0	$ 215.9
Deferred tax liabilities	838.8	759.6
Deferred tax liabilities - net	512.8	543.7	$ 437.2
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	196.9	116.6
Inventory capitalization
Income tax expense
Deferred tax assets	54.3
Deferred tax liabilities	24.4	65.3
Accrued expenses and other
Income tax expense
Deferred tax assets	46.0	93.8
Deferred tax liabilities	68.2	0.1
Losses
Income tax expense
Deferred tax assets	26.1	0.7
Property, plant and equipment
Income tax expense
Deferred tax assets	2.7	4.8
Deferred tax liabilities	$ 746.2	$ 694.2